Cover	Jan. 10, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Form 8-K (the “Form 8-K”) originally filed by Revelation Biosciences, Inc. (the “Company”) on January 14, 2022 is being filed solely for the purpose of amending the historical financial statements provided under Item 9.01(a) in the Form 8-K to include the audited financial statements of Revelation Biosciences Sub, Inc. (“Former Revelation”) as of December 31, 2021 and 2020 and for the period from May 4, 2020 (inception) to December 31, 2020 and the year ended December 31, 2021 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Former Revelation. This Amendment No. 2 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Document Period End Date	Jan. 10, 2022
Entity File Number	001-39603
Entity Registrant Name	REVELATION BIOSCIENCES, INC.
Entity Central Index Key	0001810560
Entity Tax Identification Number	84-3898466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4660 La Jolla Village Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(650)
Local Phone Number	800-3717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	REVBU
Security Exchange Name	NASDAQ
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	REVB
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Trading Symbol	REVBW
Security Exchange Name	NASDAQ